Summary of Significant Accounting Policies (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Tax benefit, percentage	50.00%	50.00%
Exchange for AGBA shares (in Shares)		55,500,000
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage		100.00%
Business Combination [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage		20.00%
Business Combination [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage		50.00%